                                                   Exhibit (v)

              MONTHLY CERTIFICATEHOLDERS' STATEMENT
                  DISCOVER CARD MASTER TRUST I
          Series 2005-4, Subseries 1 Monthly Statement

              Class A Certificate CUSIP # 25466KFJ3
              Class B Certificate CUSIP # 25466KFK0

Distribution Date: March 15, 2006             Month Ending: February 28, 2006

Pursuant to the Series Supplement dated as of December 16, 2005, as amended, (the 'Series Supplement') relating to the Amended and Restated Pooling and Servicing Agreement dated as of November 3, 2004, as amended, by and between Discover Bank and U.S. Bank National Association, as Trustee, (the 'Pooling and Servicing Agreement') the Trustee is required to prepare certain information each month regarding current distributions to investors and the performance of the Trust. We have set forth below this information and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. The Pooling and Servicing Agreement was filed by the Trust as Exhibit 4.1 to the Trust's Current Report on Form 8-K filed on October 29, 2004, and the Series
Supplement was filed by the Trust as Exhibit 4.2 to the Trust's Current Report on Form 8-K filed on December 16, 2005 in each case under the file number 000-23108. Capitalized terms used in this report without definition have the meanings given to them in the Pooling and Servicing Agreement and the Series Supplement.


1.Payments to investors in Series 2005-4, Subseries 1 on this Distribution
  Date (per $1000 of Class Initial Investor Interest)

  Series 2005-4, Subseries 1          Total        Interest       Principal

  Class A 28 days at 4.6300000% $3.601111114    $3.601111114      $0.000000000

  Class B 28 days at 4.8200000% $3.748888798    $3.748888798      $0.000000000


  Interest Accrual Period: from and including February 15, 2006 to but excluding March 15, 2006


  LIBOR Determination Date:  February 13, 2006




2.Principal Receivables          Beginning               Ending
  for February, 2006             Principal Balances      Principal Balances
  (a)	Aggregate Investor Interest      $26,802,095,000.00   $26,020,516,000.00

        Seller Interest                 $5,375,159,712.28    $5,164,311,750.63

        Total Master Trust             $32,177,254,712.28   $31,184,827,750.63

  (b)	Group One Investor Interest      $26,802,095,000.00   $26,020,516,000.00

  (c)   Group One Investor Interest for
       Interchange Series              $14,115,795,000.00   $14,115,795,000.00

  (d)   Series 2005-4, Subseries 1        $736,843,000.00      $736,843,000.00
  Investor Interest



  (e)  Class A Investor Interest
                                          $700,000,000.00      $700,000,000.00


       Class B Investor Interest
                                           $36,843,000.00       $36,843,000.00


  (f)	Total Master Trust # of Accounts      33,790,074              33,465,204

  (g)	Minimum Principal Receivables Balance at the
       end of the month          (1)                        $27,979,049,462.37

  (h)	Amount by which Master Trust Principal Receivables
       exceed the Minimum Principal Receivables Balance
       at the end of the month                               $3,205,778,288.26
                                       1

3.Allocation of Receivables and other amounts collected during February, 2006



                             Finance Charge      Principal
                               Collections      Collections      Interchange
(a)  Allocation between Investors and Seller:

Aggregate Investor Allocation$399,252,229.89 $5,115,391,665.10  $32,730,126.68

Seller Allocation             $80,069,208.19 $1,025,881,209.94  $41,878,655.53

(b) Group One Allocation     $399,252,229.89 $5,115,391,665.10  $32,730,126.68

(c) Series 2005-4, Subseries  $10,975,981.62   $140,629,007.56   $1,708,466.51
1 Allocation



(d)  Class A Allocation       $10,427,158.57   $133,597,250.12   $1,623,039.45



     Class B Allocation          $548,823.05     $7,031,757.44      $85,427.06



(e) Group One Portfolio Yield
   (FCC yield excludes
   principal recoveries, see
   Item 17(b))
                                      16.91%               N/A             N/A


(f) Series 2005-4, Subseries 1
   (FCC yield excludes
   principal recoveries, see
   Item 17(b))
                                      16.91%               N/A           2.78%


                                                              February, 2006

(g)   Principal Collections as a monthly percentage of Master
      Trust Receivables at the beginning of February, 2006              18.82%

(h)	Finance Charge Collections as a monthly percentage of Master
      Trust Receivables at the beginning of February, 2006               1.47%

(i)	Total Collections as a monthly percentage of Master
      Trust Receivables at the beginning of February, 2006              20.29%

(j)	Interchange as a monthly percentage of Master
      Trust Receivables at the beginning of February, 2006               0.23%

(k)	Total Collections and Interchange as a monthly
      percentage of Master Trust Receivables at the
      beginning of February, 2006                                       20.52%

(l)	Trust Collections deposited for the month                      (2)

                                   Prior Month             February, 2006
                                   $1,226,338,075.36       $1,363,383,677.58

4. Information Concerning the Series Principal Funding Account ("SPFA")

                           Deposits into Deficit Amount
                          the SPFA on this   on this      Ending
              Beginning    Distribution   Distribution     SPFA    Investment
            SPFA Balance        Date          Date       Balance     Income

Series 2005-4,  $0.00                  $0.00      $0.00       $0.00      $0.00
Subseries 1


5. Information Concerning Amount of Controlled Liquidation Payments

                          Amount Paid on  Deficit Amount on   Total Payments
                               this              this          through this
                        Distribution Date Distribution Date Distribution Date
Series 2005-4,                $0.00             $0.00              $0.00
Subseries 1

                                          2

6. Information Concerning the Series Interest Funding Account ("SIFA")

                                                 Deposits into
                                                  the SIFA on
                                                     this           Ending
                        Beginning     Interest   Distribution        SIFA
                        SIFA Balance  Shortfall       Date          Balance
   Series 2005-4,           $0.00       $0.00  $2,658,898.09             $0.00
   Subseries 1


7. Pool Factors for February, 2006
   Class A                                                          1.00000000

   Class B                                                          1.00000000


8.Investor Charged-Off Amount
                                                         Cumulative Investor
                                          February, 2006  Charged-Off Amount

  (a) Group One                           $80,688,643.38                 $0.00

  (b) Series 2005-4, Subseries 1           $2,218,239.50                 $0.00

  (c) Class A                              $2,107,322.68                 $0.00

      Class B                                $110,916.82                 $0.00

  (d) As an annualized percentage of
       Principal Receivables at the
       beginning of February, 2006                 3.61%                   N/A


9.Investor Losses for February, 2006

                                                        Per $1,000 of Initial
                                              Total   Series Investor Interest
   (a) Group One                               $0.00                     $0.00

   (b) Series 2005-4, Subseries 1              $0.00                     $0.00

   (c) Class A                                 $0.00                     $0.00

       Class B                                 $0.00                     $0.00

10. Reimbursement of Investor Losses for February, 2006

                                                       Per $1,000 of Initial
                                               Total Series Investor Interest
   (a) Group One                               $0.00                     $0.00

   (b) Series 2005-4, Subseries 1              $0.00                     $0.00

   (c) Class A                                 $0.00                     $0.00

       Class B                                 $0.00                     $0.00
                                       2

11. Aggregate Amount of Unreimbursed Investor Losses for February, 2006

                                                       Per $1,000 of Initial
                                              Total  Series Investor Interest
   (a) Group One                              $0.00                      $0.00

   (b) Series 2005-4, Subseries 1             $0.00                      $0.00

   (c) Class A                                $0.00                      $0.00

       Class B                                $0.00                      $0.00

12. Investor Monthly Servicing Fee payable to Discover Bank on this
Distribution Date

   (a) Group One                                                $44,670,158.32

   (b) Series 2005-4, Subseries 1                                $1,228,071.67

   (c) Class A                                                   $1,166,666.67

       Class B                                                      $61,405.00

13. Class A Available Subordinated Amount

                                Prior                 Current
                                Distribution Date     Distribution Date
   Series 2005-4, Subseries 1, Class B

   (a) Total                         $92,105,375.00         $92,105,375.00

   (b) As a percentage of Class A

       Invested Amount                     13.1579%               13.1579%



14. Total Available Credit Enhancement Amounts
                                            Class B Balance   Class B Balance
                                               on Prior          on Current
                                             Distribution      Distribution
                                                  Date              Date
  (a) Maximum Amount                           $55,263,225.00   $55,263,225.00

  (b) Available Amount                         $55,263,225.00   $55,263,225.00

  (c) Amount of unreimbursed Drawings on
      Credit Enhancement                                                 $0.00

  (d) Credit Enhancement Fee payable to Discover
      Receivables Financing Corp. related to loan
      provided to fund Credit Enhancement                           $18,656.72

  (e) Credit Enhancement Fee paid to Discover
      Receivables Financing Corp. related to loan
      provided to fund Credit Enhancement                           $18,656.72


                                           4

15. Delinquency Summary
   Master Trust Receivables Outstanding at the end of
   February, 2006                                           $31,627,713,258.33

                                                           Perecentage
                         Number of     Delinquent          of Ending
                         Delinquent    Amount              Receivables
    	Payment Status    Accounts       Ending Balance      Outstanding

   	30-59 Days           75,964       $372,150,177.78        1.18%

   	60-89 Days           46,513        $248,825,942.76       0.79%

   	90-119 Days          36,030        $205,575,765.39       0.65%

   	120-149 Days         30,387        $182,964,213.43       0.58%

   	150-179 Days         27,460        $170,897,172.42       0.54%

   	180+ Days            0                      $0.00         0.00%

   	Total                216,354     $1,180,413,271.78       3.73%

                                                     (3)
16. Excess Spread applicable to this Distribution Date

                                                                Annualized
                                                 Amount         Percentage
   (a) Group One (4)                           $176,025,099.03           7.88%

   (b) Group One three-month rolling
average
                                                $84,010,018.82           3.79%

   (c) Interchange Subgroup (5)                $125,436,842.83          10.66%

   (d) Interchange Subgroup three-month
rolling average
                                                $75,369,767.39           6.95%


   (e) Series 2005-4, Subseries 1  (6)
                                                 $6,560,582.15          10.68%

   (f) Series 2005-4, Subseries 1
three-month rolling average
                                                 $4,262,351.81           6.94%


17. Investor Principal Charge-Offs on this Distribution Date    (7)

                                                   Amount            Rate
   (a) Gross Charge-offs (rate shown as an
       annualized percentage of Investor
       Principal Receivables at the
       beginning of February, 2006)               $80,688,643.38         3.61%


   (b) Recoveries(rate shown as an
       annualized percentage of Investor
       Principal Receivables at the
       beginning of February, 2006)               $21,641,861.53         0.97%


   (c) Net Charge-offs (rate shown as an
       annualized percentage of Investor
       Principal Receivables at the
       beginning of February, 2006)               $59,046,781.85         2.64%

                                            5
                              U.S. Bank National Association
                              as Trustee

                           BY:______________________________

                              Vice President
_____________________________________

_____________________________________
(1) The Discover Card Master Trust I is required to maintain Principal Receivables greater than or equal to the Minimum Principal Receivables Balance. The Minimum Principal Receivables Balance is generally calculated by dividing the Investor Interest by 93%. If the Principal Receivables in the Trust are less than the Minimum Principal Receivables Balance, and Discover Bank fails to assign sufficient Receivables to eliminate the deficiency, then an amortization event would occur.

(2) Only the portion of Trust Collections required to be deposited under the Trust's Required Daily Deposit provisions will typically be deposited in the Trust Collections Account each month, and these required amounts may vary markedly from month to month depending on whether any Investor Certificates are maturing on the following distribution date (in which case additional Principal Collections are retained in such account). Accordingly, the amount deposited in the account is not meaningful as an indicator of Trust performance.

(3) Investors should refer only to the highest of the Group
Excess Spread Percentage (Item 16(a)), the Interchange
Subgroup Excess Spread Percentage (Item 16(c)) and the

Series Excess Spread Percentage (Item 16(e)) in assessing the current performance of the Trust and the Receivables.
An amortization event occurs if the 3-month rolling average Group, Interchange Subgroup, and Series Excess
Spread are all less than zero. If necessary, the Trust will use funds available from series or subseries with positive Series Excess Spreads to cover expenses (as detailed in note 5 below) for series or subseries, if any, with negative Series Excess Spreads, except that any such funds consisting of Interchange will only be used to cover expenses for Interchange Series. Funds remaining after reallocation are distributed to Discover
Bank for general use in its regular course of business.


(4) Group Excess Spread is the sum of the Series Excess
Spreads for each series, including each subseries, in the Group. The Group Excess Spread Percentage is equal to the Group Excess Spread, multiplied by twelve, divided by the Series Investor Interests at the beginning of the period for each series, including each subseries, in the Group.

(5) The Interchange Subgroup Excess Spread Percentage is the sum of (i) all amounts deposited into the Group Interchange Reallocation Account for all
Interchange Series and (ii) the Interchange Subgroup
Allocable Group Excess Spread (as such term is defined in the Series Supplement between Discover Bank and U.S. Bank National Association, as Trustee, for each series, including each subseries), multiplied by twelve, divided by the Series Investor Interest for all Interchange Series at the beginning of each period.

(6) Series Excess Spread for this Subseries is the difference between (a) the sum of Finance
Charge Collections, Investment Income, and Series
Interchange for any Class of this Subseries (see
Item 3(c)), and (b) the sum of (i) the monthly interest for this Subseries (see "Deposits into the SIFA on this Distribution Date" in Item 6),
(ii) the monthly servicing fee for this Subseries
(see Item 12 (b)), (iii) the Investor Charged-Off
Amount (see Item 8(b)), and (iv) the Credit
Enhancement Fee (see Item 14(d)), in each case for this Distribution Date. For purposes of determining Group Excess Spread and the Interchange Subgroup Shortfall Allocation
Percentage, Series Excess Spread is the amount calculated as described above minus (i) if the Series Excess Spread for such Subseries is positive without giving effect to clause (i) of this sentence, the lesser of Series Interchange or the amount determined as the Series Excess Spread without giving effect to this sentence; provided that Series Excess Spread, for purposes of determining the Group Excess Spread and the Interchange Subgroup
Shortfall Allocation Percentage, shall not be reduced below zero as a result of this sentence. The Series
Excess Spread Percentage is equal to the Series
Excess Spread, multiplied by twelve, divided by the Series Investor Interest for this Subseries at the beginning of the period.


(7) For purposes of allocations to investors, all recoveries are treated as Finance Charge Collections and are included as such in Item 3 above.

                    MASTER SERVICER'S CERTIFICATE STATEMENT

                         DISCOVER CARD MASTER TRUST I

                 Series 2005-4, Subseries 1 Monthly Statement

                                  CREDIT CARD
                           PASS-THROUGH CERTIFICATES
 	The undersigned, a duly authorized representative of Discover
Bank, as Master Servicer pursuant to the Amended and Restated Pooling & Servicing Agreement dated as of November 3, 2004, as amended (the 'Pooling & Servicing Agreement') and the Series Supplement, dated as of December 16, 2005, as amended (the 'Series Supplement') by and between Discover Bank and U.S. Bank National Association, as Trustee, does hereby certify as follows with respect to the Series Supplement for the Discover Card Master Trust I, Series 2005-4, Subseries 1 Master Trust Certificates for the Distribution Date occurring on March 15, 2006:

1. Discover Bank is Master Servicer under the Pooling and Servicing Agreement.

2. The undersigned is a Servicing Officer of Discover Bank as
   Master Servicer.

3. The aggregate amount of Collections processed during
   February, 2006 is equal to                                $6,620,594,313.12

4. The aggregate amount of Class A Principal Collections
   processed during February, 2006 is equal to                 $133,597,250.12


5. The aggregate amount of Class A Finance Charge Collections
   processed during February, 2006 is equal to                  $10,427,158.57

6. The aggregate amount of Class A Interchange processed
   during February, 2006 is equal to                             $1,623,039.45


7. The amount of drawings under the Credit Enhancement required to be made and not immediately reimbursed on the related Drawing Date pursuant to the Series
   Supplement:

   (a) with respect to the Class A Required Amount Shortfall
       is equal to                                                       $0.00

   (b) with respect to the Class A Cumulative Investor
       Charged-Off Amount is equal to                                    $0.00

   (c) with respect to the Class A Investor Interest is equal to         $0.00

8. The sum of all amounts payable to the Class A Certificateholders
   on the current Distribution Date is equal to                  $2,520,777.78


                                  1

9. The aggregate amount of Class B Principal Collections
   processed during February, 2006 is equal to                   $7,031,757.44


10.The aggregate amount of Class B Finance Charge Collections
   processed during February, 2006 is equal to                     $548,823.05

11.The aggregate amount of Class B Interchange processed
   during February, 2006 is equal to                                $85,427.06


12.The amount of drawings under the Credit Enhancement required to be made and not immediately reimbursed on the related Drawing Date pursuant to the Series
   Supplement:

   (a) with respect to the Class B Required Amount Shortfall
       is equal to                                                       $0.00

   (b) with respect to the Class B Cumulative Investor
       Charged-Off Amount is equal to                                    $0.00

   (c) with respect to the Class B Investor Interest is equal to         $0.00

13.The sum of all amounts payable to the Class B Certificateholders
   on the current Distribution Date is equal to                    $138,120.31






14. Attached hereto is a true copy of the statement required to be delivered by the Master Servicer on the date of this Certificate to the Trustee pursuant to the section entitled Master Servicer's Monthly Certificate of the Series Supplement.


   IN WITNESS WHEREOF, the undersigned has duly executed and delivered certificate this 15th day of March, 2006.


Series 2005-4, Subseries 1        DISCOVER BANK
                                  as Master Servicer


                                  By: /S/ Michael F. Rickert
                                  ___________________________________
                                  Vice President, Chief Accounting
                                  Officer, and Treasurer



                                  2